INCOME TAX (Details)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Income Taxes [Line Items]
Outside China areas	¥ (21,599,806)	$ (3,262,908)	¥ (28,079,918)	¥ (14,257,066)
China	(23,759,198)	(3,589,113)	(2,815,983)	(26,079,666)
Total	¥ (45,359,004)	$ (6,852,021)	¥ (30,895,901)	¥ (40,336,732)